Note 18 - Restricted Cash - Components of Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Bank guarantee security deposit	$ 608	$ 1,195	$ 1,140